Debt and Derivative Instruments - Additional Information (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Designated | Interest rate swaps
Debt Instrument [Line Items]
Estimated amount to be reclassified from AOCI to interest expense	$ 410